UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08215

Name of Fund:  BlackRock MuniHoldings Fund II, Inc. (MUH)

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniHoldings Fund II, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2016

Date of reporting period: 01/31/2016

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2016 (Unaudited)	BlackRock MuniHoldings Fund II, Inc. (MUH) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 3.1%
County of Jefferson Alabama, RB, Limited Obligation School, Series A, 5.00%, 1/01/24	$3,450	$3,483,810
County of Jefferson Alabama Sewer, Refunding RB, Sub-Lien, Series D, 6.00%, 10/01/42	1,875	2,182,856

		5,666,666
Alaska — 0.8%
Northern Tobacco Securitization Corp., Refunding RB, Tobacco Settlement, Asset-Backed, Series A, 5.00%, 6/01/46	1,660	1,402,849
Arizona — 0.5%
Salt Verde Financial Corp., RB, Senior, 5.00%, 12/01/37	810	972,203
California — 15.3%
Benicia Unified School District, GO, CAB, Series A (NPFGC), 0.00%, 8/01/20 (a)	2,000	1,865,660
California Health Facilities Financing Authority, RB:
St. Joseph Health System, Series A, 5.75%, 7/01/39	1,110	1,274,802
Sutter Health, Series B, 6.00%, 8/15/42	1,585	1,911,906
California Health Facilities Financing Authority, Refunding RB, St. Joseph Health System, Series A, 5.00%, 7/01/33	445	521,576
California Municipal Finance Authority, RB, Senior, Caritas Affordable Housing, Inc. Projects, S/F Housing, Series A:
5.25%, 8/15/39	80	90,387
5.25%, 8/15/49	195	219,443
California Pollution Control Financing Authority, RB, Poseidon Resources (Channel Side) LP Desalination Project, AMT, 5.00%, 11/21/45 (b)	730	797,343
California Statewide Communities Development Authority, RB, John Muir Health, Series A, 5.13%, 7/01/39	1,090	1,200,973
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Series A, 5.25%, 5/15/39	400	450,144

Municipal Bonds	Par (000)	Value
California (continued)
City of Stockton California Public Financing Authority, RB, Delta Water Supply Project, Series A, 6.25%, 10/01/38	$185	$230,445
San Diego Unified School District California, GO, CAB, Election of 2008, Series A, 0.00%, 7/01/29 (a)	2,525	1,695,335
San Marino Unified School District, GO, Series A (NPFGC), 0.00%, 7/01/19 (a)	2,070	1,991,009
Sequoia Union High School District, GO, Refunding, Election of 2004, Series B (AGM), 5.50%, 7/01/16 (c)	3,520	3,598,250
State of California, GO, Various Purposes:
6.00%, 3/01/33	1,265	1,515,521
6.50%, 4/01/33	7,325	8,599,843
State of California Public Works Board, LRB, Various Capital Projects:
Series I, 5.00%, 11/01/38	405	470,079
Sub-Series I-1, 6.38%, 11/01/34	600	721,266
Tobacco Securitization Authority of Southern California, Refunding RB, Tobacco Settlement, Asset-Backed, Senior Series A-1, 4.75%, 6/01/25	1,130	1,130,260

		28,284,242
Colorado — 1.7%
Colorado Educational & Cultural Facilities Authority, RB, Charter School, Colorado Springs, 5.50%, 7/01/40	1,055	1,136,246
County of Adams Colorado, COP, Refunding, 4.00%, 12/01/40	430	447,750
Regional Transportation District, COP, Refunding, Series A, 5.38%, 6/01/31	510	585,990
University of Colorado, RB, Series A, 5.38%, 6/01/19 (c)	920	1,053,630

		3,223,616
Delaware — 1.8%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	570	618,541
Delaware State EDA, RB, Exempt Facilities, Indian River Power LLC Project, 5.38%, 10/01/45	2,050	2,125,645

BLACKROCK MUNIHOLDINGS FUND II, INC.	JANUARY 31, 2016	1

Schedule of Investments (continued)	BlackRock MuniHoldings Fund II, Inc. (MUH)

Municipal Bonds	Par (000)	Value
Delaware (continued)
Delaware Transportation Authority, RB, 5.00%, 6/01/55	$605	$683,420

		3,427,606
District of Columbia — 3.5%
Metropolitan Washington Airports Authority, Refunding RB, Dulles Toll Road:
1st Senior Lien, Series A, 5.00%, 10/01/39	255	283,432
1st Senior Lien, Series A, 5.25%, 10/01/44	1,000	1,117,970
CAB, 2nd Senior Lien, Series B (AGC), 0.00%, 10/01/34 (a)	10,170	5,054,897

		6,456,299
Florida — 3.9%
City of Clearwater Florida Water & Sewer Revenue, RB, Series A, 5.25%, 12/01/39	1,725	1,944,403
County of Broward Florida Water & Sewer Utility, Refunding RB, Series A, 5.25%, 10/01/18 (c)	545	609,909
County of Collier Florida Health Facilities Authority, Refunding RB, Series A, 5.00%, 5/01/45	700	784,721
County of Miami-Dade Florida, RB, CAB, Series A (NPFGC), 0.00%, 10/01/37 (a)	695	226,598
Mid-Bay Bridge Authority, RB, Springing Lien, Series A, 7.25%, 10/01/21 (c)	1,525	2,014,662
Palm Coast Park Community Development District, Special Assessment Bonds, 5.70%, 5/01/37	460	394,441
Village Community Development District No. 10, Special Assessment Bonds, 5.13%, 5/01/43	1,200	1,332,120

		7,306,854
Georgia — 1.2%
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A, 5.50%, 8/15/54	270	321,983
DeKalb Private Hospital Authority, Refunding RB, Children’s Healthcare, 5.25%, 11/15/39	420	472,903

Municipal Bonds	Par (000)	Value
Georgia (continued)
Metropolitan Atlanta Rapid Transit Authority, RB, Sales Tax, 3rd Indenture, Series A, 5.00%, 7/01/39	$740	$827,668
Municipal Electric Authority of Georgia, RB, Plant Vogtle Units 3 & 4 Project, Series A, 5.00%, 7/01/60	585	648,139

		2,270,693
Hawaii — 0.4%
State of Hawaii Harbor System, RB, Series A, 5.25%, 7/01/30	680	775,560
Idaho — 1.1%
County of Power Idaho Industrial Development Corp., RB, FMC Corp. Project, AMT, 6.45%, 8/01/32	2,000	2,004,360
Illinois — 17.4%
City of Chicago Illinois, GARB, O’Hare International Airport, 3rd Lien:
Series A, 5.75%, 1/01/39	2,500	2,919,450
Series C, 6.50%, 1/01/41	2,935	3,541,958
City of Chicago Illinois, GO, Project, Series A, 5.00%, 1/01/34	915	882,426
City of Chicago Illinois, GO, Refunding, Project, Series A, 5.25%, 1/01/32	2,290	2,306,122
City of Chicago Illinois, Refunding RB, Sales Tax, Series A, 5.25%, 1/01/38	410	439,229
City of Chicago Illinois, Special Assessment Bonds, Lake Shore East, 6.75%, 12/01/32	598	600,763
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	530	579,449
City of Chicago Illinois Waterworks, Refunding RB, 2nd Lien Project, 5.00%, 11/01/42	3,645	3,896,541
County of Cook Illinois Community College District No. 508, GO, City College of Chicago, 5.50%, 12/01/38	410	475,830
Illinois Finance Authority, Refunding RB, Central Dupage Health, Series B, 5.50%, 11/01/39	800	916,408
Illinois State Toll Highway Authority, RB:
Senior, Series C, 5.00%, 1/01/36	1,355	1,570,323

2	BLACKROCK MUNIHOLDINGS FUND II, INC.	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock MuniHoldings Fund II, Inc. (MUH)

Municipal Bonds	Par (000)	Value
Illinois (continued)
Illinois State Toll Highway Authority, RB (continued):
Senior, Series C, 5.00%, 1/01/37	$1,450	$1,674,271
Series A, 5.00%, 1/01/38	1,165	1,308,097
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project:
CAB, Series B (AGM), 0.00%, 6/15/47 (a)	9,555	2,265,395
Series B (AGM), 5.00%, 6/15/50	2,230	2,368,305
Series B-2, 5.00%, 6/15/50	1,260	1,308,548
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	230	272,177
6.00%, 6/01/28	500	601,765
State of Illinois, GO:
5.00%, 2/01/39	810	852,541
Series A, 5.00%, 4/01/38	1,920	2,017,805
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34	315	350,765
University of Illinois, RB, Auxiliary Facilities System, Series A:
5.00%, 4/01/39	425	474,750
5.00%, 4/01/44	520	576,555

		32,199,473
Indiana — 4.7%
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT:
6.75%, 1/01/34	415	508,242
7.00%, 1/01/44	1,000	1,232,510
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	1,660	1,959,365
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.25%, 1/01/51	210	228,959
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/44	225	243,371
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/48	740	796,943
Sisters of St. Francis Health Services, 5.25%, 11/01/39	420	469,295

Municipal Bonds	Par (000)	Value
Indiana (continued)
Indiana Finance Authority, Refunding RB, Parkview Health System, Series A, 5.75%, 5/01/31	$1,660	$1,889,545
Indiana Municipal Power Agency, RB, Series B, 6.00%, 1/01/39	565	641,416
Indianapolis Local Public Improvement Bond Bank, RB, Series A, 5.00%, 1/15/40	640	719,443

		8,689,089
Iowa — 1.5%
Iowa Finance Authority, Refunding RB, Midwestern Disaster Area, Iowa Fertilizer Co. Project:
5.00%, 12/01/19	485	507,523
5.25%, 12/01/25	230	251,013
Iowa Student Loan Liquidity Corp., Refunding RB, Student Loan, Senior Series A-1, AMT, 5.15%, 12/01/22	770	819,265
Iowa Tobacco Settlement Authority, Refunding RB, Asset-Backed, Series C, 5.63%, 6/01/46	1,270	1,263,663

		2,841,464
Kansas — 0.7%
Kansas Development Finance Authority, Refunding RB, Adventist Health, Series C, 5.75%, 11/15/38	1,105	1,274,474
Kentucky — 0.6%
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.25%, 1/01/45	520	585,021
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Convertible CAB, 1st Tier, Series C, 0.00%, 7/01/43 (d)	635	480,263

		1,065,284
Louisiana — 3.3%
East Baton Rouge Sewerage Commission, RB, Series A, 5.25%, 2/01/19 (c)	420	473,987

BLACKROCK MUNIHOLDINGS FUND II, INC.	JANUARY 31, 2016	3

Schedule of Investments (continued)	BlackRock MuniHoldings Fund II, Inc. (MUH)

Municipal Bonds	Par (000)	Value
Louisiana (continued)
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, 6.75%, 11/01/32	$2,500	$2,703,750
New Orleans Aviation Board, RB, Passenger Facility Charge, Series A, 5.25%, 1/01/41	310	330,181
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A:
5.50%, 5/15/30	510	573,597
5.25%, 5/15/31	435	488,109
5.25%, 5/15/32	555	629,931
5.25%, 5/15/33	600	669,774
5.25%, 5/15/35	255	285,620

		6,154,949
Maine — 0.1%
Maine Health & Higher Educational Facilities Authority, RB, Series A, 5.00%, 7/01/39	150	165,863
Maryland — 1.0%
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.75%, 6/01/35	220	241,025
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	390	373,008
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Charlestown Community Project, 6.25%, 1/01/41	1,095	1,243,285

		1,857,318
Massachusetts — 1.9%
Massachusetts Development Finance Agency, Refunding RB:
Boston University, Series P, 5.45%, 5/15/59	845	1,024,419
Covanta Energy Project, Series C, AMT, 5.25%, 11/01/42 (b)	1,155	1,161,629
Massachusetts Health & Educational Facilities Authority, Refunding RB, Partners Healthcare System, Series J1, 5.00%, 7/01/39	360	401,753

Municipal Bonds	Par (000)	Value
Massachusetts (continued)
Massachusetts HFA, Refunding RB, Series F, AMT, 5.70%, 6/01/40	$960	$1,010,976

		3,598,777
Michigan — 3.0%
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien, Series A, 5.25%, 7/01/39	2,235	2,485,320
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital, 5.50%, 5/15/36	690	774,960
Michigan Finance Authority, Refunding RB, Detroit Water & Sewage Department Project, Senior Lien, Series C-1, 5.00%, 7/01/44	455	492,851
Michigan State Hospital Finance Authority, Refunding RB, Henry Ford Health System, 5.75%, 11/15/39	1,520	1,735,612

		5,488,743
Minnesota — 1.0%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series A, 6.75%, 11/15/18 (c)	1,540	1,787,801
Missouri — 0.2%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Refunding RB, Combined Lien, Series A, 5.00%, 10/01/44	125	140,815
State of Missouri Health & Educational Facilities Authority, Refunding RB, St. Louis College of Pharmacy Project, 5.50%, 5/01/43	130	144,239

		285,054
New Hampshire — 1.0%
New Hampshire Health & Education Facilities Authority, Refunding RB, Dartmouth-Hitchcock, 6.00%, 8/01/38	1,530	1,762,560
New Jersey — 6.1%
Casino Reinvestment Development Authority, Refunding RB:
5.25%, 11/01/39	530	551,847
5.25%, 11/01/44	790	816,821

4	BLACKROCK MUNIHOLDINGS FUND II, INC.	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock MuniHoldings Fund II, Inc. (MUH)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
County of Essex New Jersey Improvement Authority, RB, AMT, 5.25%, 7/01/45 (b)	$560	$581,885
New Jersey EDA, RB, Continental Airlines, Inc. Project, AMT:
5.13%, 9/15/23	1,040	1,153,630
5.25%, 9/15/29	990	1,087,000
New Jersey EDA, Refunding, Special Assessment Bonds, Kapkowski Road Landfill Project, 5.75%, 4/01/31	1,125	1,314,281
New Jersey State Turnpike Authority, RB, Series E, 5.00%, 1/01/45	1,355	1,540,716
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program, Series AA, 5.00%, 6/15/44	1,810	1,904,753
Transportation System, Series A, 5.50%, 6/15/41	1,025	1,109,040
Transportation System, Series B, 5.25%, 6/15/36	1,235	1,321,302

		11,381,275
New York — 7.8%
City of New York New York Transitional Finance Authority, RB, Fiscal 2012, Sub-Series E-1, 5.00%, 2/01/42	740	845,228
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 6/01/41 (b)	1,000	1,044,530
County of Dutchess New York IDA, Refunding RB, Bard College Civic Facility, 5.00%, 8/01/46	1,355	1,289,919
County of Westchester New York Healthcare Corp., RB, Senior Lien, Series A, 5.00%, 11/01/44	271	304,296
Erie Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, Series A, 5.00%, 6/01/45	1,020	992,389
Long Island Power Authority, Refunding RB, Electric System, Series A, 5.75%, 4/01/39	1,050	1,180,599
Metropolitan Transportation Authority, RB, Series B, 5.25%, 11/15/38	1,255	1,482,142
Metropolitan Transportation Authority, Refunding RB, Dedicated Tax Fund, Series B, 5.00%, 11/15/34	1,270	1,443,038

Municipal Bonds	Par (000)	Value
New York (continued)
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 7/15/49	$615	$694,544
3 World Trade Center Project, Class 1, 5.00%, 11/15/44 (b)	1,650	1,752,366
3 World Trade Center Project, Class 2, 5.15%, 11/15/34 (b)	175	185,260
3 World Trade Center Project, Class 2, 5.38%, 11/15/40 (b)	440	469,652
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project, Series 8:
6.00%, 12/01/36	650	761,137
6.00%, 12/01/42	630	734,511
Westchester Tobacco Asset Securitization, Refunding RB, 5.13%, 6/01/45	1,200	1,194,504

		14,374,115
North Carolina — 0.6%
North Carolina Medical Care Commission, RB, Health Care Facilities, Duke University Health System, Series A, 5.00%, 6/01/42	705	785,913
North Carolina Medical Care Commission, Refunding RB, 1st Mortgage, Retirement Facilities Whitestone Project, Series A, 7.75%, 3/01/41	305	350,366

		1,136,279
Ohio — 0.5%
County of Franklin Ohio, RB, Health Care Facilities Improvement, OPRS Communities Obligation Group, Series A, 6.13%, 7/01/40	350	386,946

BLACKROCK MUNIHOLDINGS FUND II, INC.	JANUARY 31, 2016	5

Schedule of Investments (continued)	BlackRock MuniHoldings Fund II, Inc. (MUH)

Municipal Bonds	Par (000)	Value
Ohio (continued)
State of Ohio, RB, Portsmouth Bypass Project, AMT, 5.00%, 6/30/53	$420	$457,418

		844,364
Pennsylvania — 2.4%
City of Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority, RB, Temple University Health System, Series A, 5.63%, 7/01/42	335	362,202
Pennsylvania Economic Development Financing Authority, RB:
American Water Co. Project, 6.20%, 4/01/39	1,830	2,088,433
AMT, Pennsylvania Bridge Finco LP, 5.00%, 6/30/42	440	484,273
Pennsylvania Economic Development Financing Authority, Refunding RB, National Gypson Co., AMT, 5.50%, 11/01/44	800	834,936
Pennsylvania Turnpike Commission, RB, Series A, 5.00%, 12/01/44	585	658,768

		4,428,612
Rhode Island — 0.9%
Tobacco Settlement Financing Corp., Refunding RB, Series B:
4.50%, 6/01/45	1,375	1,393,782
5.00%, 6/01/50	225	233,314

		1,627,096
South Carolina — 3.7%
South Carolina State Ports Authority, RB:
5.25%, 7/01/40	1,650	1,860,210
AMT, 5.25%, 7/01/55	670	741,616
State of South Carolina Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 12/01/54	2,040	2,348,693

Municipal Bonds	Par (000)	Value
South Carolina (continued)
State of South Carolina Public Service Authority, Refunding RB, Santee Cooper, Series E, 5.25%, 12/01/55	$1,635	$1,855,316

		6,805,835
Tennessee — 2.3%
City of Chattanooga Tennessee Health Educational & Housing Facility Board, RB, Catholic Health Initiatives, Series A, 5.25%, 1/01/45	720	810,029
County of Hardeman Tennessee Correctional Facilities Corp., RB, Series B, 7.38%, 8/01/17	845	847,171
County of Shelby Tennessee Health Educational & Housing Facilities Board, Refunding RB, St. Jude’s Children’s Research Hospital, 5.00%, 7/01/31	2,500	2,546,525

		4,203,725
Texas — 5.3%
Central Texas Regional Mobility Authority, Refunding RB:
Senior Lien, 6.25%, 1/01/46	1,070	1,238,075
Sub-Lien, 5.00%, 1/01/33	180	198,443
Central Texas Turnpike System, Refunding RB, Series C, 5.00%, 8/15/42	310	345,290
City of Austin Texas Airport System, ARB, Revenue, AMT, 5.00%, 11/15/39	320	359,398
City of Houston Texas Airport System, Refunding ARB, Senior Lien, Series A, 5.50%, 7/01/39	535	589,281
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B, 7.00%, 1/01/48	240	283,915
County of Harris Texas Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B, 7.25%, 12/01/18 (c)	1,380	1,627,613
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Project, Series A (a):
0.00%, 9/15/40	2,525	876,074
0.00%, 9/15/41	1,395	459,346

6	BLACKROCK MUNIHOLDINGS FUND II, INC.	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock MuniHoldings Fund II, Inc. (MUH)

Municipal Bonds	Par (000)	Value
Texas (continued)
La Vernia Higher Education Finance Corp., RB, Kipp, Inc., Series A, 6.38%, 8/15/19 (c)	$320	$379,626
New Hope Cultural Education Facilities Corp., RB, Collegiate Housing Tarleton State University Project, 5.00%, 4/01/35	145	156,496
North Texas Tollway Authority, RB, CAB, Special Project System, Series B, 0.00%, 9/01/37 (a)	1,015	420,860
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, LBJ Freeway Managed Lanes Project, 7.00%, 6/30/40	1,165	1,406,458
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	1,300	1,531,283

		9,872,158
Vermont — 0.0%
Vermont Educational & Health Buildings Financing Agency, RB, Development & Mental Health, 6.50%, 6/15/32	80	81,298
Virginia — 3.1%
County of Fairfax Virginia EDA, Refunding RB, Goodwin House, Inc., 5.13%, 10/01/42	2,500	2,595,875
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT:
5.25%, 1/01/32	400	446,268
6.00%, 1/01/37	2,325	2,687,026

		5,729,169
Washington — 2.3%
Grant County Public Utility District No 2, Refunding RB, Series A:
5.00%, 1/01/41	985	1,147,436
5.00%, 1/01/43	1,125	1,307,385
Port of Seattle Washington, RB, Series C, AMT, 5.00%, 4/01/40	390	434,647

Municipal Bonds	Par (000)	Value
Washington (continued)
Washington Health Care Facilities Authority, RB, Catholic Health Initiatives, Series A, 5.75%, 1/01/45	$1,195	$1,416,231

		4,305,699
Wisconsin — 3.0%
State of Wisconsin, Refunding RB, Series A, 6.00%, 5/01/36	3,620	4,185,734
State of Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, Series E, 5.00%, 11/15/33	1,235	1,401,651

		5,587,385
Total Municipal Bonds – 107.7%		199,338,807

Municipal Bonds Transferred to Tender Option Bond Trusts (e)
California — 7.6%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area, Series F-1, 5.63%, 4/01/19 (c)	1,640	1,885,144
California Educational Facilities Authority, RB, University of Southern California, Series B, 5.25%, 10/01/39 (f)	1,335	1,489,953
City & County of San Francisco California Public Utilities Commission, RB, Water Revenue, Series B, 5.00%, 11/01/39	4,770	5,386,618
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Senior Series A, 5.00%, 5/15/40	2,967	3,366,365
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/17 (c)	1,170	1,248,928
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	553	633,489

		14,010,497
Colorado — 3.5%
Colorado Health Facilities Authority, RB, Catholic Health (AGM) (c):
Series C-3, 5.10%, 4/29/18	1,870	1,974,814

BLACKROCK MUNIHOLDINGS FUND II, INC.	JANUARY 31, 2016	7

Schedule of Investments (continued)	BlackRock MuniHoldings Fund II, Inc. (MUH)

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
Colorado (continued)
Colorado Health Facilities Authority, RB, Catholic Health (AGM) (c) (continued):
Series C-7, 5.00%, 5/01/18	$1,200	$1,269,696
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiatives, Series A, 5.50%, 7/01/34 (f)	1,080	1,218,218
County of Adams Colorado, COP, Refunding, 4.00%, 12/01/45	1,950	2,014,077

		6,476,805
Connecticut — 2.7%
Connecticut State Health & Educational Facility Authority, RB, Yale University:
Series T-1, 4.70%, 7/01/29	2,299	2,420,578
Series X-3, 4.85%, 7/01/37	2,362	2,493,769

		4,914,347
Florida — 1.8%
County of Miami-Dade Florida, RB, Water & Sewer System, 5.00%, 10/01/34	2,840	3,240,463
Georgia — 1.0%
Private Colleges & Universities Authority, Refunding RB, Emory University, Series C, 5.00%, 9/01/38	1,649	1,810,108
Massachusetts — 2.0%
Massachusetts School Building Authority, RB, Senior, Series B, 5.00%, 10/15/41	3,211	3,775,093
New Hampshire — 0.6%
New Hampshire Health & Education Facilities Authority, RB, Dartmouth College, 5.25%, 6/01/39 (f)	1,019	1,156,592
New York — 9.3%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Series FF-2, 5.50%, 6/15/40	810	924,196
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	3,299	3,669,822
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (f)	810	942,967

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
New York (continued)
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	$5,400	$6,277,295
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51 (f)	3,250	3,801,263
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	1,350	1,597,806

		17,213,349
North Carolina — 1.3%
North Carolina Capital Facilities Finance Agency, Refunding RB:
Duke University Project, Series B, 5.00%, 10/01/55	1,320	1,538,962
Wake Forest University, 5.00%, 1/01/38	800	883,872

		2,422,834
Ohio — 4.2%
State of Ohio, Refunding RB, Cleveland Clinic Health System Obligated Group, Series A, 5.50%, 1/01/39	6,974	7,868,958
Texas — 5.0%
City of San Antonio Texas Public Service Board, RB, Electric & Gas Systems, Junior Lien, 5.00%, 2/01/43	1,260	1,416,467
County of Harris Texas, RB, Senior Lien, Toll Road, Series A, 5.00%, 8/15/38 (f)	3,363	3,745,087
County of Harris Texas Metropolitan Transit Authority, Refunding RB, Series A, 5.00%, 11/01/41	1,710	1,986,285
University of Texas, Refunding RB, Financing System, Series B, 5.00%, 8/15/43	1,801	2,102,999

		9,250,838
Utah — 0.8%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 8/15/41	1,395	1,527,059
Virginia — 2.5%
University of Virginia, Refunding RB, GO, 5.00%, 6/01/40	2,729	2,976,632

8	BLACKROCK MUNIHOLDINGS FUND II, INC.	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock MuniHoldings Fund II, Inc. (MUH)

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
Virginia (continued)
Virginia Small Business Financing Authority, Refunding RB, Sentara Healthcare, 5.00%, 11/01/40	$1,553	$1,731,673

		4,708,305
Washington — 0.8%
Central Puget Sound Regional Transit Authority, RB, Series A (AGM), 5.00%, 11/01/17 (c)	1,365	1,468,683
Wisconsin — 1.7%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Obligated Group, Series C, 5.25%, 4/01/39 (f)	2,859	3,109,200
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 44.8%		82,953,131
Total Long-Term Investments (Cost — $252,462,085) — 152.5%		282,291,938

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, MuniCash, 0.02% (g)(h)	2,446,996	$2,446,996
Total Short-Term Securities (Cost — $2,446,996) — 1.3%		2,446,996
Total Investments (Cost — $254,909,081*) — 153.8%		284,738,934
Other Assets Less Liabilities — 0.8%		1,515,250
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (24.9)%		(46,108,750)
VMTP Shares, at Liquidation Value — (29.7)%		(55,000,000)

Net Assets Applicable to Common Shares — 100.0%		$185,145,434

*	As of January 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$209,217,671

Gross unrealized appreciation	$30,022,780
Gross unrealized depreciation	(604,620)

Net unrealized appreciation	$29,418,160

Notes to Schedule of Investments

(a)	Zero-coupon bond.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

(f)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between October 1, 2016 to February 15, 2031, is $8,457,549.

(g)	During the period ended January 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2015	Net Activity	Shares Held at January 31, 2016	Income
BlackRock Liquidity Funds, MuniCash	—	2,446,996	2,446,996	—
FFI Institutional Tax-Exempt Fund	681,480	(681,480)	—	$399

(h)	Current yield as of period end.

BLACKROCK MUNIHOLDINGS FUND II, INC.	JANUARY 31, 2016	9

Schedule of Investments (continued)	BlackRock MuniHoldings Fund II, Inc. (MUH)

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts

Contracts Short	Issue	Expiration	Notional Value	Unrealized Depreciation
(21)	5-Year U.S. Treasury Note	March 2016	$2,534,109	$(36,031)
(20)	10-Year U.S. Treasury Note	March 2016	$2,591,563	(56,682)
(11)	Long U.S. Treasury Bond	March 2016	$1,771,344	(63,779)
(4)	U.S. Ultra Treasury Bond	March 2016	$ 664,750	(23,880)
Total				$(180,372)

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BARB	Building Aid Revenue Bonds
CAB	Capital Appreciation Bonds

COP	Certificates of Participation
EDA	Economic Development Authority
EDC	Economic Development Corp.
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
HFA	Housing Finance Agency

IDA	Industrial Development Authority
LRB	Lease Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

10	BLACKROCK MUNIHOLDINGS FUND II, INC.	JANUARY 31, 2016

Schedule of Investments (concluded)	BlackRock MuniHoldings Fund II, Inc. (MUH)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$282,291,938	—	$282,291,938
Short-Term Securities	$2,446,996	—	—	2,446,996

Total	$2,446,996	$282,291,938	—	$284,738,934

[1] See above Schedule of Investments for values in each state or political subdivision.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Liabilities:
Interest rate contracts	$(180,372)	—	—	$(180,372)
[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$109,200	—	—	$109,200
Liabilities:
TOB Trust Certificates	—	$(46,103,103)	—	(46,103,103)
VMTP Shares	—	(55,000,000)	—	(55,000,000)

Total	$109,200	$(101,103,103)	—	$(100,993,903)

During the period ended January 31, 2016, there were no transfers between levels.

BLACKROCK MUNIHOLDINGS FUND II, INC.	JANUARY 31, 2016	11

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings Fund II, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings Fund II, Inc.

Date: March 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings Fund II, Inc.
Date: March 22, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniHoldings Fund II, Inc.

Date: March 22, 2016